Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
September 30, 2017 [Member]
Operating lease rent expense	$ 2,100	$ 2,100
September 30, 2018 [Member]
Operating lease rent expense	$ 2,163	$ 2,163